INCOME TAX PAYABLE AND DEFERRED INCOME TAX ASSETS/LIABILITIES - Reconciliation of income tax (expense) benefit (Details) - ARS ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Reconciliation of income tax expense
Income (loss) before income tax expense	$ (232,144)	$ 84,262	$ 9,253
Non-taxable items - (Earnings) from associates	(819)	(769)	(1,459)
Non-taxable items - Impairment of Goodwill charges	243,964	1,299
Non-taxable items - Costs valuation differences of foreign investments			(19,318)
Non-taxable items - Other	1,532	(2,216)	(4,414)
Restatement in current currency of Equity, goodwill and others	250,325	198,120	182,845
Subtotal	$ 262,858	$ 280,696	$ 166,907
Effective income tax rate	34.41%	34.34%	24.59%
Income tax expense at statutory tax rate of each subsidiary	$ (90,457)	$ (96,384)	$ (41,042)
Deferred tax liability restatement in current currency and others	216,524	114,870	60,860
Income tax inflation adjustment	(98,510)	(81,655)	(43,640)
Actions for recourse	(1)	14	35
Income tax on cash dividends of foreign companies	(1,052)	(1,745)	(473)
Income tax benefit (expense)	26,504	(64,900)	$ (24,260)
Income tax affidavit adjustment	18,590
Effect of change in the income tax rate		$ (114,662)
Income tax - Actions for recourse filed with the Tax Authority
Amount of claim filed during 2015 and 2021	2,039
Non-current tax credit	888
Income tax charge for the period includes minimum charge	7,517
Current currency
Income tax - Actions for recourse filed with the Tax Authority
Income tax charge for the period includes minimum charge	$ 12,616
Minimum
Income tax - Actions for recourse filed with the Tax Authority
Percentage of company income charged for tax	100.00%
Maximum
Income tax - Actions for recourse filed with the Tax Authority
Percentage of company income charged for tax	146.60%